APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW	12 Months Ended
Dec. 31, 2017
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW
APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW

In accordance with Argentine and Uruguayan Law, the Argentine subsidiaries of the Company must appropriate at least 5% of net income for the year to a legal reserve, until such reserve equals 20% of their respective share capital amounts.

As of December 31, 2017, the legal reserve amounted to 759 for all Argentine subsidiaries and as of that date was fully constituted.

As of December 31, 2017, the legal reserve amounted to 42 for the Company's Uruguayan subsidiary and as of that date was fully constituted.

According to the ByLaws of Sistemas Colombia S.A.S., the Colombian subsidiary of the Company must appropriate at least 10% of the net income of the year to a legal reserve until such reserve equal 50% of its share capital. As of December 31, 2017, there was a legal reserve of 0.4 that was fully constituted.

Under Spanish law, the Spanish subsidiaries of the Company must appropriate 10% of its standalone profit to a legal reserve until such reserve equals to 20% of their respective share capital amount. As of December 31, 2017, the legal reserve amounted to 7,922 for all Spanish subsidiaries.

In accordance with Brazilian Law, there is no requirement for limited liability companies to allocate profits for the creation of a legal reserve. The Company's Brazilian subsidiary did not have a legal reserve as of December 31, 2017.

Under Luxembourg law, at least 5% of our net profits per year must be allocated to the creation of a legal reserve until such reserve has reached an amount equal to 10% of our issued share capital. If the legal reserve subsequently falls below the 10% threshold, at least 5% of net profits again must be allocated toward the reserve. If the legal reserve exceeds 10% of our issued share capital, the legal reserve may be reduced in proportion so that it does not exceed 10% of our issued share capital. The legal reserve is not available for distribution. As of December 31, 2017, no reserve had been constituted. Dividends paid by the Company to the holders of our common shares are as a rule subject to a 15% withholding tax in Luxembourg, unless a reduced withholding tax rate applies pursuant to an applicable double tax treaty or an exemption pursuant to the application of the participation exemption, and, to the extent withholding tax applies, we are responsible for withholding amounts corresponding to such taxation at its source.

In accordance with Peru corporate law, the Peruvian subsidiary of the Company must reserve at least 10% of its net income of the year to a legal reserve, until such reserve equals 20% of its respective amount capital stock. As of December 31, 2017, there was no legal reserve constituted.

According to Mexican Law, the Mexican subsidiary of the Company must appropriate at least 5% of net income of the year to a legal reserve, until such reserve equals the fifth portion of their respective share capital amounts. As of December 31, 2017, the legal reserve amounted to 49 for the Company's Mexican subsidiary.

Regarding India Law, the Companies Act, 2013 does not mandate any fixed quantum of profits to be transferred / allocated to the reserves of a company. As of December 31, 2017, the legal reserve amounted to 17 for the Company's Indian subsidiary.

In UK there is no requirement for the UK´s Company subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2017, there was no legal reserve constituted.

In Chile there is no requirement for the Chilean subsidiary of the Company to allocate profits for the creation of a legal reserve. As of December 31, 2017, there was no legal reserve constituted.